Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated April 1, 2018 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 179 (“Amendment No. 179”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 179 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000600) on March 29, 2018.

Eaton Vance Hedged Stock Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: April 2, 2018